Defined benefit plans	12 Months Ended
Dec. 31, 2017
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Defined benefit plans
16.	Defined benefit plans

	December 31, 2017	December 31, 2016
	$	$
Balance sheet obligations (asset) for:
Pension Plan	13,599	10,882
Supplemental Pension Plan	(9,919)	(11,620)

	December 31, 2017	December 31, 2016
	$	$
Income statement charge for:
Pension plan	2,841	4,409
Supplemental Pension Plan	610	1,193
	3,451	5,602

Actuarial losses (gains) recognised in the statement of other comprehensive income in the period (before tax)	3,121	1,188
Cumulative actuarial losses recognised in the statement of other comprehensive income (before tax)	18,641	15,520

The Company operates defined benefit pension plans in Canada with two components: a registered pension plan (“the Pension Plan”) and a supplemental pension plan (“the SERP”). During the second quarter of 2012, the SERP was converted into a Retirement Compensation Arrangement (“RCA”), a trust account. As it is a trust account, the assets in the account are protected from the Company’s creditors. The RCA requires the Company to remit 50% of any contributions and any realized investment gains to the Receiver General of Canada as refundable tax.

These plans, which are only available to certain qualifying employees, provide benefits based on an employee’s years of service and final average earnings at retirement. Annual contributions related to these plans are actuarially determined and made at or in excess of minimum requirements prescribed by legislation.

Eldorado’s plans have actuarial valuations performed for funding purposes. The last actuarial valuations for funding purposes performed for the Pension Plan and the SERP are as of January 1, 2017 and the next valuation will be prepared in accordance with the funding policy as of January 1, 2018. The measurement date to determine the pension obligation and assets for accounting purposes was December 31, 2017.

The SERP is designed to provide supplementary pension benefits to qualifying employees affected by the maximum pension limits under the Income Tax Act pursuant to the registered Pension Plan. Further, the Company is not required to pre-fund any benefit obligation under the SERP.

Total cash payments

The amount contributed to the Pension Plan and the SERP was $1,415 (2016 – $1,728). Cash payments totalling $1,542 were made directly to beneficiaries during the year (2016 – $471). The expected contributions to the Pension Plan is $67 and $510 to the SERP in 2018.

Subsidiaries pension plan

According to the Greek and Turkish labour laws, employees are entitled to compensation in case of dismissal or retirement, the amount of which varies depending on salary, years of service and the manner of termination (dismissal or retirement). Employees who resign or are dismissed with cause are not entitled to compensation. The Company considers this a defined benefit obligation. Amounts relating to these pension plans have been included in the tables in this note under “Pension Plan” when applicable.

The amounts recognised in the balance sheet for all pension plans are determined as follows:

	December 31, 2017			December 31, 2016
	Pension Plan	SERP	Total	Pension Plan	SERP	Total
	$	$	$	$	$	$
Present value of obligations	16,028	43,956	59,984	12,936	37,686	50,622
Fair value of plan assets	(2,429)	(53,875)	(56,304)	(2,054)	(49,306)	(51,360)
Liability (asset) on balance sheet	13,599	(9,919)	3,680	10,882	(11,620)	(738)

The movement in the defined benefit obligation over the year is as follows:

	2017			2016
	Pension Plan	SERP	Total	Pension Plan	SERP	Total
	$	$	$	$	$	$
Balance at January 1,	12,936	37,686	50,622	8,688	31,565	40,253
Current service cost	2,102	877	2,979	520	1,483	2,003
Past service cost	206	208	414	3,494	193	3,687
Interest cost	620	1,508	2,128	476	1,340	1,816
Actuarial loss (gain)	292	2,390	2,682	445	1,939	2,384
Benefit payments	(1,060)	(1,485)	(2,545)	(26)	(445)	(471)
Exchange (gain) loss	932	2,772	3,704	(661)	1,611	950
Balance at December 31,	16,028	43,956	59,984	12,936	37,686	50,622

The movement in the fair value of plan assets of the year is as follows:

	2017			2016
	Pension Plan	SERP	Total	Pension Plan	SERP	Total
	$	$	$	$	$	$
At January 1,	2,054	49,306	51,360	1,968	43,016	44,984
Interest income on plan assets	86	1,983	2,069	81	1,823	1,904
Actuarial gain (loss)	(55)	(384)	(439)	(32)	(1,164)	(1,196)
Contributions by employer	219	1,196	1,415	-	1,728	1,728
Benefit payments	(57)	(1,485)	(1,542)	(26)	(445)	(471)
Exchange gain	182	3,259	3,441	63	4,348	4,411
At December 31,	2,429	53,875	56,304	2,054	49,306	51,360

The amounts recognised in the income statement are as follows:

	2017			2016
	Pension Plan	SERP	Total	Pension Plan	SERP	Total
	$	$	$	$	$	$

Current service cost	2,102	877	2,979	520	1,483	2,003
Interest cost	620	1,508	2,128	476	1,340	1,816
Past Service Cost	206	208	414	3,494	193	3,687
Expected return on plan assets	(87)	(1,983)	(2,070)	(81)	(1,823)	(1,904)
Defined benefit plans expense	2,841	610	3,451	4,409	1,193	5,602

The actual return on plan assets was $1,416 (2016 – $3,801).

The principal actuarial assumptions used were as follows:

	2017				2016
	Pension Plan			SERP	Pension Plan			SERP
	Greece	Turkey	Canada	Canada	Greece	Turkey	Canada
	%	%	%	%	%	%	%	%

Expected return on plan assets	-	-	3.9	3.9	-	-	3.9	3.9
Discount rate - beginning of year	1.6	10.5	3.9	3.9	2.0	10.5	4.0	4.0
Discount rate - end of year	1.7	11.0	3.4	3.4	1.6	10.5	3.9	3.9
Rate of salary escalation	2.8	6.5	2.0	2.0	2.8	6.0	2.0	2.0
Average remaining service period of active employees expected to receive benefits	-	-	8.2 years	8.2 years	-	-	7.1 years	7.1 years

The assumption used to determine the interest income on plan assets is equal to the discount rate, as per IAS 19 ‘Employee benefits’.

Plan Assets

The assets of the Pension Plan and the amounts deposited in the SERP account are managed by a major investment management company and are invested only in conformity with the investment requirements of applicable pension laws.

The following table summarizes the defined benefit plans’ weighted average asset allocation percentages by asset category:

	December 31, 2017		December 31, 2016
	Pension Plan	SERP	Pension Plan	SERP
Investment funds
Money market	0%	6%	2%	3%
Canadian fixed income	100%	2%	98%	4%
Canadian equities	-	20%	-	21%
US equities	-	19%	-	20%
International equities	-	7%	-	8%
Other (1)	-	46%	-	44%
Total	100%	100%	100%	100%

[1] Assets held by the Canada Revenue Agency in the refundable tax account

The sensitivity of the overall pension obligation to changes in the weighted principal assumptions is:

	Change in assumption	Impact on overall obligation
Discount rate	Increase by 0.5%	Decrease by $2,855
	Decrease by 0.5%	Increase by $3,157
Salary escalation rate	Increase by 0.5%	Increase by $8
	Decrease by 0.5%	decrease by $14